Property, Plant and Equipment, Net (Schedule of Composition of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 1,714,825
Balance at end of year		1,156,217	$ 1,714,825
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,996,592	1,458,337
Additions		283,217	311,199
Disposals		(18,804)	(55,626)
Deconsolidation	[1]	(771,274)
Reclassification		0	0
Acquisitions as part of a business			315,210
Differences in translation reserves		(7,626)	(32,528)
Balance at end of year		1,482,105	1,996,592
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(281,767)	(235,916)
Additions		70,012	56,742
Disposals		6,897	4,661
Deconsolidation	[1]	18,212
Differences in translation reserves		(782)	(6,230)
Balance at end of year		(325,888)	(281,767)
Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,714,825	1,222,421
Balance at end of year		1,156,217	1,714,825
Roads, buildings and leasehold improvements [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		111,329	77,605
Additions		1,902	2,915
Disposals		(448)	(590)
Deconsolidation	[1]	(8,083)
Reclassification			9,316
Acquisitions as part of a business			23,667
Differences in translation reserves		(590)	(1,584)
Balance at end of year		104,110	111,329
Roads, buildings and leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(21,732)	(18,445)
Additions		4,024	3,993
Disposals		438	235
Deconsolidation	[1]	1,232
Differences in translation reserves		(85)	(471)
Balance at end of year		(24,001)	(21,732)
Roads, buildings and leasehold improvements [member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		89,597	59,160
Balance at end of year		80,109	89,597
Facilities, machinery and equipment [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,202,406	722,367
Additions		17,334	3,977
Disposals		(6,459)	(3,841)
Deconsolidation	[1]	0
Reclassification		0	334,132
Acquisitions as part of a business			159,036
Differences in translation reserves		(6,356)	(13,265)
Balance at end of year		1,216,620	1,202,406
Facilities, machinery and equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(252,981)	(215,505)
Additions		55,652	47,661
Disposals		6,459	4,426
Deconsolidation	[1]	0
Differences in translation reserves		(697)	(5,759)
Balance at end of year		(301,477)	(252,981)
Facilities, machinery and equipment [member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		949,425	506,862
Balance at end of year		915,143	949,425
Wind turbines [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		316,858	29,992
Additions		1,356	0
Disposals		0	0
Deconsolidation	[1]	(417,098)
Reclassification		9,695	160,666
Acquisitions as part of a business			126,200
Differences in translation reserves		0	0
Balance at end of year		0	316,858
Wind turbines [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(6,658)	(1,651)
Additions		10,322	5,007
Disposals		0	0
Deconsolidation	[1]	(16,980)
Differences in translation reserves		0	0
Balance at end of year		0	(6,658)
Wind turbines [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		310,200	28,341
Balance at end of year		0	310,200
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		411	406
Additions		13	(5)
Disposals		0	0
Deconsolidation	[1]	0
Reclassification		98,884	0
Acquisitions as part of a business			0
Differences in translation reserves		0	0
Balance at end of year		424	411
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(396)	(315)
Additions		14	81
Disposals		0	0
Deconsolidation	[1]	0
Differences in translation reserves		0	0
Balance at end of year		(410)	(396)
Office furniture and equipment [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		15	91
Balance at end of year		14	15
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		290,370	552,588
Additions		246,872	269,502
Disposals		(8,442)	(11,235)
Deconsolidation	[1]	(338,668)
Reclassification		0	(504,114)
Acquisitions as part of a business			0
Differences in translation reserves		(597)	(16,371)
Balance at end of year		80,956	290,370
Assets under construction [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		0	0
Additions		0	0
Disposals		0	0
Deconsolidation	[1]	0
Differences in translation reserves		0	0
Balance at end of year		0	0
Assets under construction [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		290,370	552,588
Balance at end of year		80,956	290,370
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		75,218	75,379
Additions		15,740	34,800
Disposals		(3,455)	(39,960)
Deconsolidation	[1]	(7,425)
Reclassification		(108,579)	0
Acquisitions as part of a business			6,307
Differences in translation reserves		(83)	(1,308)
Balance at end of year		79,995	75,218
Other [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		0	0
Additions		0	0
Disposals		0	0
Deconsolidation	[1]	0
Differences in translation reserves		0	0
Balance at end of year		0	0
Other [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		75,218	75,379
Balance at end of year		$ 79,995	$ 75,218

[1]	Relates to deconsolidation of CPV Renewable. Refer to Note 11.A.7 for further information.